CLEARWATER INVESTMENT TRUST
CLEARWATER CORE EQUITY FUND
CLEARWATER SELECT EQUITY FUND
CLEARWATER TAX‑EXEMPT BOND FUND
CLEARWATER INTERNATIONAL FUND
SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 29, 2022
The date of this Supplement is June 17, 2022.
On June 16, 2022, the Board of Trustees of the Clearwater Investment Trust (“Trust”) approved the appointment, effective immediately, of Dylan Ambauen and Julia Heidmann to each serve as Trustees of the Trust.
Additionally, effective July 1, 2022, Clearwater Management Co., Inc. (“CMC”) the investment manager of the Trust, will decrease its voluntary management fee waiver for the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund, Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) and Clearwater International Fund (“International Fund”).
In addition, effective immediately, the portion of the International Fund’s assets allocated to Parametric Portfolio Associates LLC (“Parametric”) has been reduced to 25% from 30%. These assets have been reallocated to other subadvisers.
Also, the benchmark that Parametric seeks to track as part of its investment strategy for the Core Equity Fund will change from the Russell 1000® Index to the S&P 500® Index. During the third quarter of 2022, Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.
Further, there have been certain changes to the portfolio managers for the Core Equity Fund. Specifically, effective January 1, 2023, Jim O’Shaughnessy of O’Shaughnessy Asset Management, LLC (“OSAM”) will retire from OSAM and no longer serve as a portfolio manager of the Core Equity Fund.
Lastly, the Tax‑Exempt Bond Fund’s benchmark, the “Barclays Municipal Bond 5 Year (4‑6) Index,” has been renamed the “Bloomberg Municipal Bond 5 Year (4‑6) Index.”
Accordingly, the Prospectus is amended as follows.
1. The third paragraph in the section titled “SUMMARY SECTION – Clearwater Core Equity Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of an underlying index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. Effective June 17, 2022, the Fund changed the Index for Parametric’s portion of the Fund’s assets from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.
AQR’s strategy invests, under normal market conditions, at least 80% of the net assets, plus the amount of any borrowings for investment purposes, of the portion of the Fund it manages in equity or equity-related securities (including futures contracts). AQR follows a disciplined, systematic approach that employs multiple measures of value, momentum and quality and seeks to invest in attractively valued companies with positive momentum and a stable business. OSAM’s strategy generally seeks to provide long-term capital appreciation by creating a portfolio with exposure to value and growth stocks, mostly large capitalization. OSAM seeks companies it deems to be high quality with low valuation ratios. Each of AQR and OSAM may rely heavily on quantitative models as part of its investment strategy.

2. “Passive Management Risk” under the section titled “SUMMARY SECTION – Clearwater Core Equity Fund – Principal Risks of Investing in the Fund” in the Prospectus is deleted and replaced with the following:
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the Index, the Fund faces a risk of poor performance if:

•	The Index declines generally or performs poorly relative to other indexes or individual stocks.

•	The stocks of companies which comprise the Index fall out of favor with investors.

•	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Index.
In addition, the performance of the portion of the Fund and the index may differ due to factors such as the use of representative sampling, the fees and expenses of the Fund, transaction costs, and the use of a tax‑managed strategy in seeking to track the index. During the period in which the Index change is implemented, such tracking error is expected to be significant.
3. The fourth paragraph in the section titled “SUMMARY SECTION – Clearwater International Fund – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 25% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day‑to‑day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time. The MSCI World Ex U.S.A. Index - Net Dividends is an unmanaged, free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex U.S.A. Index - Net Dividends consists of the following 22 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Parametric selects securities for inclusion in the portfolio based upon their contribution to the portfolio’s market capitalization, industry weightings and other fundamental characteristics. Securities are selected and purchased from the constituents of the benchmark index to create a portfolio that will closely replicate the performance of the benchmark index. Perfect replication of the benchmark index is not desirable for taxable investors, as it can create unnecessary turnover, realization of gains, and reduce after‑tax return.
4. All references to “Barclays Municipal Bond 5 Year (4‑6) Index” are replaced with “Bloomberg Municipal Bond 5 Year (4‑6) Index.”
5. The fourth paragraph in the section titled “CLEARWATER CORE EQUITY FUND – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of an underlying index (the “Index”) as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the Index at any given time. In the tax loss-harvesting process, securities are sold primarily for their ability to reduce the tax impact of other securities being sold at a gain in the portfolio, or outside of the portfolio. Realized losses can often be used to offset gains from a variety of other sources or gains from other investment subadvisers, rebalancing decisions or subadviser changes, as applicable. This means that Parametric is not required to buy and sell securities to match changes in the composition of securities in the Index. Instead, Parametric adjusts its portion of the Fund’s portfolio periodically to reflect the holdings and weightings of the Index, while seeking to minimize realization of taxable gains. Effective June 17, 2022, the Fund changed the Index for Parametric’s portion of the Fund’s assets from the Russell 1000® Index to the S&P 500® Index. Parametric is expected to implement the portfolio transition associated with this change over a period of one to three years.
6. “Passive Management Risk” under the section titled “CLEARWATER CORE EQUITY FUND – Principal Risks of Investing in the Fund” in the Prospectus is deleted and replaced with the following:
Passive Management Risk
Because a portion of the Fund is managed to seek investment results that track, before fees and expenses, those of the Index, the Fund faces a risk of poor performance if:

•	The Index declines generally or performs poorly relative to other indexes or individual stocks.

•	The stocks of companies which comprise the Index fall out of favor with investors.

•	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Index.
Even though the Fund invests a portion of its assets in common stocks of companies represented in the Index, the Fund cannot guarantee the performance of that portion of the Fund will match the Index because:

•	The Fund does not invest in all components of the Index in the weighting such components have in the Index, but instead invests in a sample of securities included in the Index;

•	The Fund must have an amount of cash or other liquid securities available to meet redemption requests;

•	Parametric manages the Fund to limit the tax liability to the Fund’s shareholders; and

•	Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the costs of buying and selling investments.
7. The fourth paragraph in the section titled “CLEARWATER INTERNATIONAL FUND – Principal Investment Strategies” in the Prospectus is deleted and replaced with the following:
CMC considers a variety of factors in determining the allocation of the Fund’s assets among the subadvisers. The adviser may consider a subadviser’s investment style, performance record, and the characteristics of the Fund’s typical portfolio investments, such as capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 25% of the Fund’s net assets will be allocated to Parametric and the remaining assets will be allocated to one or more of Artisan Partners, WCM and LSV. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. Parametric utilizes a representative sampling strategy, meaning that it does not intend that the portion of the Fund’s assets it manages will be invested in all the components of the MSCI World Ex U.S.A. Index - Net Dividends at any given time.

8. Conforming changes are made to “Fixed Income Securities” and “Foreign Securities” under the section titled “OTHER INVESTMENTS AND INVESTMENT STRATEGIES” in the Prospectus to reflect the Index change.
9. On the back cover, “Dylan Ambauen” and “Julia Heidmann” are added to the section titled “TRUSTEES.”
Effective July 1, 2022, the Prospectus is amended as follows.
1. The third paragraph of the section titled “MANAGEMENT — Management Services and Fees” is deleted and replaced with the following:
Effective July 1, 2022, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and the International Fund to achieve an effective management fee rate equal to 0.27%, 0.97%, 0.28% and 0.70%, respectively, of each Fund’s average daily net assets. It is CMC’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate any voluntary fee reduction at any time.
Effective January 1, 2023, the Prospectus is amended as follows.
1. All references to Jim O’Shaughnessy are deleted in their entirety.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CLEARWATER INVESTMENT TRUST

CLEARWATER CORE EQUITY FUND

CLEARWATER SELECT EQUITY FUND

CLEARWATER TAX-EXEMPT BOND FUND

CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED APRIL 29, 2022

The date of this Supplement is June 17, 2022.

On June 16, 2022, the Board of Trustees of the Clearwater Investment Trust (“Trust”) approved the appointment, effective immediately, of Dylan Ambauen and Julia Heidmann to each serve as Trustees of the Trust.

Also, effective July 1, 2022, Clearwater Management Co., Inc. (“CMC”) the investment manager of the Trust, will decrease its voluntary management fee waiver for the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Select Equity Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund.

In addition, there have been certain changes to the portfolio managers for the Core Equity Fund. Specifically, effective January 1, 2023, Jim O’Shaughnessy of O’Shaughnessy Asset Management, LLC (“OSAM”) will retire from OSAM and no longer serve as a portfolio manager of the Core Equity Fund.

Accordingly, effective immediately, the SAI is amended as follows.

1. The following row is added to the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Information About the Independent Trustees”:

Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex to Be Overseen by the Trustee	Other Directorships Held by the Trustee During the Last 5 Years
Dylan Ambauen (39) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2022–Present Term: Indefinite	CEO, Seattle Pottery LLC (2019-Present), Vice President, Sunrise Pest Management (2008-Present)	4	None

2. The following row is added to the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Information about the Funds’ Executive Officers and Interested Trustees”:

Name and Age	Positions Held With the Funds	Term of Office	Principal Occupation or Employment During the Last Five Years	Number of Portfolios in the Fund Complex to Be Overseen by the Officer/Trustee	Other Directorships Held by the Officer/Trustee During the Last 5 Years
Julia Heidmann[4] (63) 30 East 7th Street Saint Paul, Minnesota 55101	Trustee	Tenure: 2022–Present Term: Indefinite	Docent (2006-Present), San Francisco Zoo	4	Member of the Board of Directors, Conservation & Education Committee, and Ocean and Coastal Center Committee, San Francisco Zoo (non-profit, 2016–Present)
[4]	Ms. Heidmann is an interested Trustee due to her sister’s position as a director of CMC.

3. The following is added after the second to last sentence of the first paragraph in the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Responsibilities of the Board of Trustees”:

Dylan Ambauen has extensive experience in business management. Julia Heidmann has extensive experience in board and foundation oversight.

4. The following rows are added to the table under the section titled “EXECUTIVE OFFICERS AND TRUSTEES—Responsibilities of the Board of Trustees”:

Name	Dollar Range of Equity Securities in Each Fund		Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Dylan Ambauen	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

Julia Heidmann	Core Equity Fund International Fund Select Equity Fund Tax-Exempt Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

5. On the back cover, “Dylan Ambauen” and “Julia Heidmann” are added to the section titled “TRUSTEES.”

Effective July 1, 2022, the SAI is amended as follows.

1. The third paragraph of the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager” is deleted and replaced with the following.

As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60% and 1.00% of the net assets of Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and International Fund, respectively. Effective July 1, 2022, CMC has voluntarily agreed to waive a portion of the management fee for the Core Equity Fund, Select Equity Fund, Tax-Exempt Bond Fund and the International Fund to achieve an effective management fee rate equal to 0.27%, 0.97%, 0.28% and 0.70%, respectively, of each Fund’s average daily net assets.

Effective January 1, 2023, the SAI is amended as follows.

1. All references to Jim O’Shaughnessy are deleted in their entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE